Long-Term Debt, net - Principal Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Scheduled maturities of long-term debt
December 31, 2019	$ 113,777
December 31, 2020	119,674
December 31, 2021	119,603
December 31, 2022	89,773
December 31, 2023	941,312
Thereafter	286,499
Total long-term debt	$ 1,670,638
New Credit Facilities
Long-Term Debt, net
Percentage of actual free cash flow equal to quarterly fixed and variable payment	85.00%
Fixed principal repayments
Scheduled maturities of long-term debt
December 31, 2019	$ 113,777
December 31, 2020	119,674
December 31, 2021	119,603
December 31, 2022	89,773
December 31, 2023	77,194
Total long-term debt	520,021
Final payments
Scheduled maturities of long-term debt
December 31, 2023	864,118
Thereafter	286,499
Total long-term debt	$ 1,150,617